COMMITMENTS AND CONTINGENT LIABILITIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13 -	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commissions arrangements:

TAT is committed to pay marketing commissions to sale agents at a range of 1% to 12% of total sales contracts which were received through promotion and distribution carried out by them. Commission expenses were $626, $750 and $880 for the years ended December 31, 2011, 2010 and 2009, respectively. The commissions were recorded as part of the selling and marketing expenses.

b.	Royalty commitments:

(1)
TAT is committed to pay royalties to third parties through 2012, of ranging between 9% to 17% of sales of products developed by the third parties. Royalty expenses were $460, $328 and $324 for the years ended December 31, 2011, 2010 and 2009, respectively. The royalties were recorded as part of the cost of revenues.

(2)
Limco-Piedmont is committed to pay royalties to third party, of ranging between 3% to 5% of sales of products purchased from the third party, after deducting related costs incurred by Limco-Piedmont. That third party is the exclusive manufacturer of the products for which Limco-Piedmont provide MRO services. In addition, Limco-Piedmont is committed to pay said third party royalties, of ranging between 1.5% to 10% of sales of additional products exclusively manufactured by the third party. Royalty expenses were $201, $111 and $150 for the years ended December 31, 2011, 2010 and 2009, respectively. The royalties were recorded as part of the cost of revenues.

(3)
Bental is committed to pay royalties to the Israeli government on proceeds from the sales of products, in the research and development of which the Israeli government participated by way of grants. Under the terms of Bental's funding from the Office of the Chief Scientist, royalty payments are computed on the portion of sales from such products at a rate of 2% and 3.5%. The commitment to the Chief Scientist is limited to the amount of the received participation (dollar linked), with the addition of an annual interest rate based on Libor. As of December 31, 2011 and 2010, the total amount of royalty bearing grants due by Bental to the Chief Scientist was approximately $82 and $88, respectively.

c.	Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2016. The monthly rental expense ranges from approximately $3.5 to $8. Certain leases contain renewal options as defined in the agreements. Lease expense (excluding related parties) totaled $258, $246 and $253 for the years ended December 31, 2011, 2010, and 2009 respectively.

TAT leases its factory from its parent company; see note 10(a), until 2020.

Bental leases an area of its plant from a related party for $50 per annum, under a long-term lease until 2013.

As of December 31, 2011, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2012	$589
2013	597
2014	606
2015	616
2016	624
Total	$3,032

d.	Legal claims contingencies

(1)
On April 8, 2009, a claim was filed with the District Court in Tulsa, Oklahoma, USA by a third party, in person and on behalf of others, against TAT, Limco-Piedmont and its directors. The claim is meant to represent the public shareholders of Limco-Piedmont and seeks monetary compensation for the plaintiffs as a result of the merger, mentioned in note 3a(1), alleging, among other things, illegal management of the merger process and pricing and the non disclosure of significant information regarding the proposed merger. The parties reached a settlement whereby the plaintiffs will receive $250 through an insurance policy of officers and directors in TAT in return for dismissing the claim. On November 12, 2009, the District Court in Tulsa approved the settlement.

On July 3, 2009, Limco-Piedmont signed an agreement settling a commercial dispute ("the agreement") with one of its suppliers. According to the agreement signed between the parties, Limco-Piedmont will serve as the supplier's licensed service center for performing repairs, renovation and servicing of aircraft components for a period of five years ending on May 31, 2014, in return for $3,600. Prior to signing the agreement, Limco-Piedmont's engagement with said supplier was based on older agreements which were to end on May 31, 2011 and July 31, 2010. The fair value of the agreement was based on an valuation performed by management, which included a number of factors, including the assistance of independent valuation based on which Piedmont carried an amount of approximately $1,550 as an expense in the year ended December 31, 2009 for settling the dispute and the remaining balance was carried as an intangible asset in the TAT's books and was to be amortized over the remaining contractual period. During 2011, this intangible asset was fully written down (see also note 8(a))

(2)	See also note 3(b) for details about the settlement of the commercial dispute between Piedmont and FAvS.

(3)
On November 29, 2011, a Factoring company ("the plaintiff"), filed a claim with the magistrates court in Tel- Aviv against the Company, Bental and ten others ("the respondents"), jointly and severally, for the amount of NIS6,151 thousand (approximately $1,620). The plaintiff's case against the Company is based on invoices that were presented to the plaintiff by supplier of the Company ("the supplier"), by virtue of assignment of rights, which were originally issued to the Company by the supplier for certain alleged services. On February 5, 2012 the Company filed for its statement of defense, in which it denied the plaintiff's claims and clarified that it acted according to the deed of assignment of rights, and that the invoices neither represent nor reflect real transactions and/or real services which were rendered. The case is now in its preliminary stages of disclosure of documents and is scheduled for another hearing on July 11, 2012. The Company is of the opinion that its exposure due to the claim filed is not probable to be materialized and thus no provision was recorded in regard of that claim of December 31, 2011.

e.	Guarantees:

(1)
Bental provides bank guarantees to third parties, in the ordinary course of business, mainly in order to secure certain advances from customers. The maximum credit risk for these guarantees totaled approximately $131 as of December 31, 2011.

(2)
In order to secure TAT's liability to the Israeli customs, the Company provided bank guarantee in the amount of $153. The guarantee is linked to the consumer price index and is valid until December 2012.

(3)	See also note 13(f) for restricted cash deposit against certain loans and guaranties.
(4)	See also note 10(h) for details of a guarantee provided by Piedmont in respect of FAVS debt. As of December 31, 2011, the amount of this guarantee is $5,800.

f.	Covenants and liens on assets:

1)
In connection with its line of credit, Limco-Piedmont is obligated to meet minimal borrowing base and certain financial covenants. The utilization of the credit line is subject to compliance with the following financial covenants as agreed with the lending U.S bank:

(i)	Tangible net worth of not less than $51,500. As of December 31, 2011 Limco-Piedmont's tangible net worth was $53,879;
(ii)	Total liabilities to tangible net worth ratio ("Maximum leverage") of less than 1.0. As of December 31, 2011 Limco-Piedmont's leverage was 0.25; and
(iii)	Net financial assets of not less than $10,000 ("Minimum liquidity"). As of December 31, 2011 Limco-Piedmont's net financial assets amount was $24,554.

Accordingly, as of December 31, 2011, Limco-Piedmont meets all financial covenants as agreed.

2)
In order to secure bank loans in the remaining amount of $3,252 (as of December 31, 2011), TAT granted specific lien on Bental's shares held by TAT and designated certain deposit in the amount of $350 for pledge upon request from the bank. In addition, TAT is obligated to meet certain covenants including:

(i)	TAT's shareholders' equity will not be less than $30,000 and 30% out of its total assets (as of December 31, 2011 TAT's shareholders' equity was $86,370, representing 75% of its total assets);
(ii)	Bental's net debt (less cash and designated certain deposit ) to its operational profit ratio will be less than 4.0 (as of December 31, 2011 the ratio was 1.1);
(iii)
Bental's shareholders' equity will not be less than NIS25 million (approximately $6,550) and 50% of its total assets (as of December 31, 2011 Bental's shareholders' equity was NIS35.5 million (approximately $9,300), representing 68% of its total assets); and

(iv)	TAT's holding interest in Bental will not be less than 70% (as of December 31, 2011 TAT's holding interest in Bental is 70%).

Accordingly, as of December 31, 2011, TAT meets all financial covenants as agreed.

3)
In order to secure bank loans in the amount of $1,400 (remaining balance of $795 as of December 31, 2011) , Bental granted floating liens on all of its property and assets, fixed lien on its unpaid share capital and goodwill and first priority liens on its property, plant and equipment, checks and other trading instruments. In addition, Bental is obligated to certain covenants including:

(i)	Bental's debt to EBITDA ratio will be less than 3.0 (as of December 31, 2011 the ratio was 2.1); and
(ii)
Bental's tangible shareholders' equity will not be less than NIS20 million (approximately $5,250) and not less than 30% of its total assets (as of December 31, 2011 Bental's tangible shareholders' equity was NIS35.5 million (approximately $9,300), representing 69% of its total assets).

Accordingly, as of December 31, 2011, Bental meets all covenants as agreed.

4)	A lien on Bental Approved Enterprise has been registered in favor of the State of Israel (see note 16(b) below).

5)
In order to secure the guarantee Piedmont provided to FAvS as mentioned on note 10(h), Piedmont granted a lien on a bank deposit in the amount of $2,904, which is recorded as restricted deposit in the balance sheet as of December 31, 2011 (out of which $2,300 was classified as long-term restricted deposit).